LONG-TERM LOANS (Narrative) (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2021 USD ($)	May 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 08, 2020 CHF (SFr)	Nov. 24, 2017
Debt Instrument [Line Items]
Long-term Debt, Current Maturities							$ 8,478	$ 6,447
Mortgages [Member]
Debt Instrument [Line Items]
Amount of credit facility | SFr									SFr 83,500,000
Mortgages [Member] | CHF [Member]
Debt Instrument [Line Items]
Amount of credit facility, interest rate									0.75%
Mortgages [Member] | USD [Member]
Debt Instrument [Line Items]
Amount of credit facility, interest rate									1.05%
Swiss Bank Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | SFr						SFr 18,800,000
Variable interest rate spread				0.80%	0.80%
Annual principal payment | SFr						SFr 376,000
DG HYP Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | €				€ 21,000,000
Gross amount | €				€ 20,474,000
Interest rate				2.15%		2.15%	2.15%
Quarterly principal payment | €				€ 105,000
Terms of loan agreement				The terms of the loan includes certain covenants, a debt service cover ratio requirement of between 130% and 110%, and a loan to value requirement of 70% in the first three years and 65% in the fourth and fifth years.	The terms of the loan includes certain covenants, a debt service cover ratio requirement of between 130% and 110%, and a loan to value requirement of 70% in the first three years and 65% in the fourth and fifth years.
City National Bank of Florida Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Gross amount							$ 15,000
Loan term				3 years	3 years
Interest rate										2.65%
Optibase Inc [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Gross amount			$ 8,828
Interest rate			2.65%
Default interest rate			4.65%
Depository account amount			$ 1,500
Restricted cash deposit		$ 550
Maturity date			Mar. 31, 2023
Repayments of long term debt	$ 621	$ 2,271
Long-term Debt, Current Maturities							5,875
Debt Issuance Costs, Net							$ 59
Credit Suisse Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | SFr						SFr 100,000,000
Variable interest rate spread				0.83%	0.83%
Annual principal payment | SFr						SFr 2,000,000
Quarterly principal payment | SFr					SFr 2,000,000
Terms of loan agreement				According to the new framework agreement, the credit facility may be utilized as follows: (i) mortgage loans in CHF with terms of 1 to max 10 years; (ii) mortgage-backed fixed advanced in CHF with terms of 3, 6 or 12 months; (iii) mortgage-backed fixed advanced in USD with terms of max 3 months.	According to the new framework agreement, the credit facility may be utilized as follows: (i) mortgage loans in CHF with terms of 1 to max 10 years; (ii) mortgage-backed fixed advanced in CHF with terms of 3, 6 or 12 months; (iii) mortgage-backed fixed advanced in USD with terms of max 3 months.